Financial risk management activities - Assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets measured at fair value:	$ 8,219	$ 8,000	[1]	$ 7,698	[1]
Other equity securities FVOCI
Disclosure of fair value measurement of assets [line items]
Financial assets measured at fair value:	15	116		147
Other equity securities FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets measured at fair value:	15	116		147
Other equity securities FVTPL
Disclosure of fair value measurement of assets [line items]
Financial assets measured at fair value:	3
Other equity securities FVTPL | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets measured at fair value:	3
Deferred compensation asset
Disclosure of fair value measurement of assets [line items]
Financial assets measured at fair value:	19	25		26
Deferred compensation asset | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets measured at fair value:	$ 19	25		26
Other equity securities FVTPL, Warrants
Disclosure of fair value measurement of assets [line items]
Financial assets measured at fair value:		$ 1		$ 1

[1]	The tangible assets and accumulated losses and other reserve balances for 30 June 2021 and 31 December 2021 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 15.